Common Stock (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jul. 11, 2019
Debt Instrument [Line Items]
Issuance of common stock	1,770	450
Gross proceeds from Issuance of Common Stock	$ 203.0	$ 10.0
ATM Program
Debt Instrument [Line Items]
Stock Repurchase Program, Authorized Amount			$ 600.0
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 500.0
ATM Program | Common Stock
Debt Instrument [Line Items]
Shares, Issued	1,770
Gross proceeds from Issuance of Common Stock	$ 100.0
Net proceeds from issuance of common stock	$ 98.7
ATM Program | Average | Common Stock
Debt Instrument [Line Items]
Shares Issued, Price Per Share	$ 56.56
Employee Stock Option Plan
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,900	6,500
Share Unit Plans
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	900	1,000
Dividend Reinvestment
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	8,800	12,600